Combined Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	382,243,142	371,976,995
Common stock, shares outstanding	382,243,142	371,976,995
Treasury stock, shares	163,800	163,800